Financial Instruments - Summary of Fair Value Measurements Carried at Fair Value in the Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Embedded derivatives	$ 12	$ 140
Foreign exchange contracts	9	28
Financial assets at fair value through earnings	21	168
Available for sale investments	33	35
Total assets	54	203
Liabilities
Embedded derivatives	(63)	(24)
Foreign exchange contracts	(16)	(20)
Contingent consideration	(1)	(2)
Financial liabilities at fair value through earnings	(80)	(46)
Derivatives used for hedging	(246)	(327)
Total liabilities	(326)	(373)
Level 1 [member]
Assets
Available for sale investments	7	7
Total assets	7	7
Level 2 [member]
Assets
Embedded derivatives	12	140
Foreign exchange contracts	9	28
Financial assets at fair value through earnings	21	168
Available for sale investments	26	28
Total assets	47	196
Liabilities
Embedded derivatives	(63)	(24)
Foreign exchange contracts	(16)	(20)
Financial liabilities at fair value through earnings	(79)	(44)
Derivatives used for hedging	(246)	(327)
Total liabilities	(325)	(371)
Level 3 [member]
Liabilities
Contingent consideration	(1)	(2)
Financial liabilities at fair value through earnings	(1)	(2)
Total liabilities	$ (1)	$ (2)